BECKER VALUE EQUITY FUND
SUMMARY SECTION
Investment Objective
The investment objective of the Becker Value Equity Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees BECKER VALUE EQUITY FUND	Retail Class	Institutional Class
Redemption Fee (as a percentage of the amount redeemed within 30 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BECKER VALUE EQUITY FUND		Retail Class		Institutional Class
Management Fee	[1]	0.55%		0.55%
Distribution (12b-1) Fees		none		none
Other Expenses		0.54%	[2]	0.29%	[3]
Acquired Fund Fees and Expenses		0.01%		0.01%
Total Annual Fund Operating Expenses		1.10%		0.85%
Fee Waiver/Expense Reimbursement	[4]	(0.16%)		(0.16%)
Total Annual Fund Operating Expenses		0.94%		0.69%
[1]	Restated to reflect the current management fee rate.
[2]	Includes fees paid pursuant to an Administration Plan adopted by the Fund with respect to the Retail Class.
[3]	Estimated for the first year of operations.
[4]	Effective August 23, 2011, the Fund's Advisor contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses for each class (excluding brokerage fees and commissions; fees paid pursuant to the Administrative Services Plan (Retail Class only); borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any 12b-1 fees, any indirect expenses, such as expenses incurred by other investment companies in which the Fund may invest; and extraordinary litigation expenses) do not exceed 0.68% of the Fund's average daily net assets through February 28, 2013 , subject to the Advisor's right to recoup reimbursements on a rolling three-year basis so long as the reimbursement would not exceed the 0.68% expense cap. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses for one year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example BECKER VALUE EQUITY FUND (USD $)	1 year	3 years	5 years	10 years
Retail Class	96	334	591	1,326
Institutional Class	70	255	456	1,034

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18.29% of the average value of its portfolio.
Principal Investment Strategies

The Fund employs a value strategy and invests primarily in common and preferred stocks whose market prices do not reflect their true values as determined by the Fund’s Advisor, Becker Capital Management, Inc. (the “Advisor”). The Advisor utilizes a bottom-up approach to stock selection, focusing on company fundamentals. The Advisor seeks to buy good companies that are attractively priced. The Advisor typically invests in companies with sound fundamentals that the Advisor believes are undervalued and trade at low price-to-earnings (“P/E”) ratios, yet the Advisor does not invest exclusively in companies with low P/E ratios. When opportunities exist, the Advisor will complement these companies with fundamentally sound, normally higher P/E stocks that are temporarily trading at attractive prices.

The Fund will generally select stocks of companies with market capitalizations exceeding  $1.5 billion, although the Fund can invest in securities of any market capitalization that present opportunities for value. Although the Fund primarily invests in large- and mid-cap companies, outstanding small-cap companies will not be excluded because of size if they present opportunities for value.

Under normal circumstances, the Fund invests at least 80% of its assets (plus any borrowings for investment purposes) in equity securities. This investment policy may not be changed without at least 60 days prior written notice to shareholders. Equity securities in which the Fund may invest include common stock and common stock equivalents (such as rights, warrants and convertible securities), exchange-traded funds (“ETFs”) that invest primarily in equity securities, preferred stock, and equity real estate investment trusts (“REITs”). The Fund may also invest in foreign securities through American Depositary Receipts (“ADRs”), which are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities issued by a foreign company. The Fund may invest up to 20% of its net assets in convertible debt, money market funds, investment grade short-term money market instruments including U.S. government and agency securities, other fixed income securities, commercial paper, certificates of deposit, repurchase agreements, and other cash equivalents. By keeping some cash or cash equivalents, the Fund may be able to avoid realizing gains and losses from selling stocks when there are shareholder redemptions. However, the Fund may have difficulty meeting its investment objective when holding a significant cash position.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

• Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

• Value Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors, or because it is associated with a market sector that generally is out of favor with investors. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

• Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the Fund’s overall performance may suffer.

• Small and Mid-Cap Risk. Stocks of small and mid-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. As a result, small and mid-cap stocks may be significantly more volatile than larger-cap stocks. Small and mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment. It may be difficult to sell a small or mid-cap stock, and this lack of market liquidity can adversely affect the Fund’s ability to realize the market price of a stock, especially during periods of rapid market decline.

• Foreign Risk. Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign company. ADRs do not eliminate all of the risks associated with direct investment in the securities of foreign issuers. The risks of foreign investing are of greater concern in the case of investments in companies located in emerging markets, which may exhibit greater price volatility and have less liquidity.

• REIT Risk. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate, such as: (i) possible declines in the value of real estate, (ii) adverse general and local economic conditions, (iii) possible lack of availability of mortgage funds, (iv) changes in interest rates, and (v) environmental problems. In addition, REITs are subject to certain other risks related specifically to their structure and focus such as: (a) dependency upon management skills; (b) limited diversification; (c) the risks of locating and managing financing for projects; (d) heavy cash flow dependency; (e) possible default by borrowers; (f) the costs and potential losses of self-liquidation of one or more holdings; (g) the possibility of failing to maintain exemptions from securities registration; and, (h) in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

• ETF Risk. When the Fund invests in an exchange-traded fund (ETF), it will indirectly bear its proportionate share of any fees and expenses payable directly by the ETF. Therefore, the Fund will incur higher expenses, which may be duplicative, than if the Fund did not invest in ETFs. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from its investment practices (such as the use of leverage by the ETFs). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. ETFs also are subject to the following risks that do not apply to non-exchange traded funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

• Fixed Income Risks.

          1. Interest Rate Risk. Changes in interest rates will affect the value of the Fund’s investments in debt securities. Increases in interest rates may cause the value of the Fund’s investments to decline and this decrease in value may not be offset by higher interest income from new investments. Interest rate risk is greater for investments in junk bonds. In addition, the issuers of certain types of securities, such as mortgage-backed securities, may prepay principal earlier than scheduled when interest rates rise, forcing the Fund to reinvest in lower yielding securities. Slower than expected principal payments may also extend the average life of such securities, locking in below-market interest rates and reducing their value.

          2. Credit Risk. Changes in the financial strength of an issuer may affect the issuer’s ability to repay principal and to make timely interest payments. The degree of risk for a particular security may be reflected in its credit rating. Junk bonds are subject to greater credit and market risk than higher rated securities.

          3. Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

          4. Duration Risk. Prices of debt securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Performance
The bar chart below shows how the Fund’s investment results have varied from year to year as represented by the performance of Retail Class shares. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. As of the date of this Prospectus, Institutional Class shares had not been issued. Past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Retail Class Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were: Best Quarter: 2nd Quarter, 2009, 17.05% Worst Quarter: 4th Quarter, 2008, -21.87% The year-to-date return as of June 30, 2011 was 5.26%.
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns BECKER VALUE EQUITY FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since Inception		Inception Date
Return Before Taxes Retail Class	Becker Value Equity Fund – Retail Class	Return Before Taxes		12.17%	3.29%	6.63%	[1]	Nov 3, 2003
Return After Taxes on Distributions Retail Class	Becker Value Equity Fund – Retail Class	Return After Taxes on Distributions		11.73%	2.57%	5.92%	[1]	Nov 3, 2003
Return After Taxes on Distributions and Sale of Fund Shares Retail Class	Becker Value Equity Fund – Retail Class	Return After Taxes on Distributions and Sale of Fund Shares		7.91%	2.55%	5.49%	[1]	Nov 3, 2003
Russell 1000 Value Index		Russell 1000 Value Index	(reflects no deductions for fees, expenses and taxes)	15.51%	1.28%	4.99%	[1]	Nov 3, 2003
S&P 500		S&P 500	(reflects no deductions for fees, expenses and taxes)	15.09%	2.29%	4.51%	[1]	Nov 3, 2003
[1]	As of the date of this prospectus, Institutional Class shares had not yet commenced operations.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).
Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (800) 551-3998, a toll-free number, or data current to the most recent quarter end may be accessed on the Fund’s website at www.beckervaluefunds.com.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001199046
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 24, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 24, 2011
Prospectus Date	rr_ProspectusDate	Aug 23, 2011
BECKER VALUE EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Becker Value Equity Fund (the “Fund”) is long-term capital appreciation.
Fund Fees And Expenses	ust1199046_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect the current management fee rate.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the first year of operations.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses for one year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	ust1199046_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18.29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.29%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a value strategy and invests primarily in common and preferred stocks whose market prices do not reflect their true values as determined by the Fund’s Advisor, Becker Capital Management, Inc. (the “Advisor”). The Advisor utilizes a bottom-up approach to stock selection, focusing on company fundamentals. The Advisor seeks to buy good companies that are attractively priced. The Advisor typically invests in companies with sound fundamentals that the Advisor believes are undervalued and trade at low price-to-earnings (“P/E”) ratios, yet the Advisor does not invest exclusively in companies with low P/E ratios. When opportunities exist, the Advisor will complement these companies with fundamentally sound, normally higher P/E stocks that are temporarily trading at attractive prices.

The Fund will generally select stocks of companies with market capitalizations exceeding  $1.5 billion, although the Fund can invest in securities of any market capitalization that present opportunities for value. Although the Fund primarily invests in large- and mid-cap companies, outstanding small-cap companies will not be excluded because of size if they present opportunities for value.

Under normal circumstances, the Fund invests at least 80% of its assets (plus any borrowings for investment purposes) in equity securities. This investment policy may not be changed without at least 60 days prior written notice to shareholders. Equity securities in which the Fund may invest include common stock and common stock equivalents (such as rights, warrants and convertible securities), exchange-traded funds (“ETFs”) that invest primarily in equity securities, preferred stock, and equity real estate investment trusts (“REITs”). The Fund may also invest in foreign securities through American Depositary Receipts (“ADRs”), which are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities issued by a foreign company. The Fund may invest up to 20% of its net assets in convertible debt, money market funds, investment grade short-term money market instruments including U.S. government and agency securities, other fixed income securities, commercial paper, certificates of deposit, repurchase agreements, and other cash equivalents. By keeping some cash or cash equivalents, the Fund may be able to avoid realizing gains and losses from selling stocks when there are shareholder redemptions. However, the Fund may have difficulty meeting its investment objective when holding a significant cash position.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its assets (plus any borrowings for investment purposes) in equity securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

• Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

• Value Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors, or because it is associated with a market sector that generally is out of favor with investors. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

• Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the Fund’s overall performance may suffer.

• Small and Mid-Cap Risk. Stocks of small and mid-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. As a result, small and mid-cap stocks may be significantly more volatile than larger-cap stocks. Small and mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment. It may be difficult to sell a small or mid-cap stock, and this lack of market liquidity can adversely affect the Fund’s ability to realize the market price of a stock, especially during periods of rapid market decline.

• Foreign Risk. Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign company. ADRs do not eliminate all of the risks associated with direct investment in the securities of foreign issuers. The risks of foreign investing are of greater concern in the case of investments in companies located in emerging markets, which may exhibit greater price volatility and have less liquidity.

• REIT Risk. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate, such as: (i) possible declines in the value of real estate, (ii) adverse general and local economic conditions, (iii) possible lack of availability of mortgage funds, (iv) changes in interest rates, and (v) environmental problems. In addition, REITs are subject to certain other risks related specifically to their structure and focus such as: (a) dependency upon management skills; (b) limited diversification; (c) the risks of locating and managing financing for projects; (d) heavy cash flow dependency; (e) possible default by borrowers; (f) the costs and potential losses of self-liquidation of one or more holdings; (g) the possibility of failing to maintain exemptions from securities registration; and, (h) in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

• ETF Risk. When the Fund invests in an exchange-traded fund (ETF), it will indirectly bear its proportionate share of any fees and expenses payable directly by the ETF. Therefore, the Fund will incur higher expenses, which may be duplicative, than if the Fund did not invest in ETFs. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from its investment practices (such as the use of leverage by the ETFs). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. ETFs also are subject to the following risks that do not apply to non-exchange traded funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

• Fixed Income Risks.

          1. Interest Rate Risk. Changes in interest rates will affect the value of the Fund’s investments in debt securities. Increases in interest rates may cause the value of the Fund’s investments to decline and this decrease in value may not be offset by higher interest income from new investments. Interest rate risk is greater for investments in junk bonds. In addition, the issuers of certain types of securities, such as mortgage-backed securities, may prepay principal earlier than scheduled when interest rates rise, forcing the Fund to reinvest in lower yielding securities. Slower than expected principal payments may also extend the average life of such securities, locking in below-market interest rates and reducing their value.

          2. Credit Risk. Changes in the financial strength of an issuer may affect the issuer’s ability to repay principal and to make timely interest payments. The degree of risk for a particular security may be reflected in its credit rating. Junk bonds are subject to greater credit and market risk than higher rated securities.

          3. Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

          4. Duration Risk. Prices of debt securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Performance	ust1199046_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year as represented by the performance of Retail Class shares. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. As of the date of this Prospectus, Institutional Class shares had not been issued. Past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year as represented by the performance of Retail Class shares. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Annual Total Return	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Retail Class Annual Total Return (years ended December 31st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Best Quarter: 2nd Quarter, 2009, 17.05% Worst Quarter: 4th Quarter, 2008, -21.87% The year-to-date return as of June 30, 2011 was 5.26%.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (800) 551-3998, a toll-free number, or data current to the most recent quarter end may be accessed on the Fund’s website at www.beckervaluefunds.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 551-3998
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.beckervaluefunds.com
BECKER VALUE EQUITY FUND | Retail Class
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Retail Class
Redemption Fee (as a percentage of the amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.94%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Retail Class
1 year	rr_ExpenseExampleYear01	96
3 years	rr_ExpenseExampleYear03	334
5 years	rr_ExpenseExampleYear05	591
10 years	rr_ExpenseExampleYear10	1,326
Annual Total Return	rr_BarChartTableAbstract
2004	rr_AnnualReturn2004	14.67%
2005	rr_AnnualReturn2005	9.24%
2006	rr_AnnualReturn2006	15.78%
2007	rr_AnnualReturn2007	2.65%
2008	rr_AnnualReturn2008	(30.53%)
2009	rr_AnnualReturn2009	26.92%
2010	rr_AnnualReturn2010	12.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.87%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.26%
BECKER VALUE EQUITY FUND | Institutional Class
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class
Redemption Fee (as a percentage of the amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.69%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 year	rr_ExpenseExampleYear01	70
3 years	rr_ExpenseExampleYear03	255
5 years	rr_ExpenseExampleYear05	456
10 years	rr_ExpenseExampleYear10	1,034
BECKER VALUE EQUITY FUND | Return Before Taxes | Retail Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Becker Value Equity Fund – Retail Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.17%
5 Years	rr_AverageAnnualReturnYear05	3.29%
Since Inception	rr_AverageAnnualReturnSinceInception	6.63%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2003
BECKER VALUE EQUITY FUND | Return After Taxes on Distributions | Retail Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Becker Value Equity Fund – Retail Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	11.73%
5 Years	rr_AverageAnnualReturnYear05	2.57%
Since Inception	rr_AverageAnnualReturnSinceInception	5.92%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2003
BECKER VALUE EQUITY FUND | Return After Taxes on Distributions and Sale of Fund Shares | Retail Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Becker Value Equity Fund – Retail Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.91%
5 Years	rr_AverageAnnualReturnYear05	2.55%
Since Inception	rr_AverageAnnualReturnSinceInception	5.49%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2003
BECKER VALUE EQUITY FUND | Russell 1000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses and taxes)
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2003
BECKER VALUE EQUITY FUND | S&P 500
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses and taxes)
1 Year	rr_AverageAnnualReturnYear01	15.09%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	4.51%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2003

[1]	Restated to reflect the current management fee rate.
[2]	Includes fees paid pursuant to an Administration Plan adopted by the Fund with respect to the Retail Class.
[3]	Effective August 23, 2011, the Fund's Advisor contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses for each class (excluding brokerage fees and commissions; fees paid pursuant to the Administrative Services Plan (Retail Class only); borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any 12b-1 fees, any indirect expenses, such as expenses incurred by other investment companies in which the Fund may invest; and extraordinary litigation expenses) do not exceed 0.68% of the Fund's average daily net assets through February 28, 2013 , subject to the Advisor's right to recoup reimbursements on a rolling three-year basis so long as the reimbursement would not exceed the 0.68% expense cap. This expense cap may not be terminated prior to this date except by the Board of Trustees.
[4]	Estimated for the first year of operations.
[5]	As of the date of this prospectus, Institutional Class shares had not yet commenced operations.